Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Franchise right
Summary of Significant Accounting Policies
Franchise term (in years)	20 years
Minimum | Upfront franchise fees
Summary of Significant Accounting Policies
Franchise term (in years)	2 years
Maximum | Upfront franchise fees
Summary of Significant Accounting Policies
Franchise term (in years)	12 years